Intangible assets, net	12 Months Ended
Dec. 31, 2011
Intangible assets, net

Note 9 - Intangible assets, net

Net intangible assets consisted of the following at December 31, 2011 and 2010:

	2011	2010
Land use rights	$-	$8,700,613
Software	-	3,793
Total	-	8,704,406
Less: accumulated amortization	-	(115,191)
Intangible assets, net	$-	$8,589,215

Amortization expense for the years ended December 31, 2011, 2010 and 2009 amounted to $91,382, $105,279 and $12,715, respectively.

As of December 31, 2010, intangible assets included assets held by Honesty Group. After the Sale of Honesty Group, intangible assets went with the Honesty Group (see Note 21).